Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.36%
Australia: 6.57%
Ampol Limited (Energy, Oil, gas & consumable fuels)	15,369	$ 299,617
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	5,487	131,855
ASX Limited (Financials, Capital markets)	7,837	377,773
Aurizon Holdings Limited (Industrials, Road & rail)	452,337	1,175,658
BHP Billiton Limited (Materials, Metals & mining)	147,414	4,577,992
BlueScope Steel Limited (Materials, Metals & mining)	31,952	385,115
Brambles Limited (Industrials, Commercial services & supplies)	80,471	665,644
Cochlear Limited (Health care, Health care equipment & supplies)	3,065	450,795
Coles Group Limited (Consumer staples, Food & staples retailing)	49,520	571,933
Commonwealth Bank of Australia (Financials, Banks)	40,838	3,009,645
Computershare Limited (Information technology, IT services)	30,479	577,781
CSL Limited (Health care, Biotechnology)	12,004	2,466,324
Dexus Property Group (Real estate, Equity REITs)	77,800	427,130
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	6,490	297,239
Endeavour Group Limited (Consumer staples, Food & staples retailing)	36,100	171,428
Fortescue Metals Group Limited (Materials, Metals & mining)	84,271	1,121,619
Goodman Group (Real estate, Equity REITs)	47,817	632,616
IDP Education Limited (Consumer discretionary, Diversified consumer services)	4,499	92,627
Lendlease Corporation Limited (Real estate, Real estate management & development)	32,459	169,465
Lottery Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) †	97,759	308,888
Macquarie Group Limited (Financials, Capital markets)	6,673	820,655
Medibank Private Limited (Financials, Insurance)	441,474	880,821
Mineral Resources Limited (Materials, Metals & mining)	4,461	268,696
Mirvac Group (Real estate, Equity REITs)	7,417	11,382
National Australia Bank Limited (Financials, Banks)	78,011	1,679,103
Orica Limited (Materials, Chemicals)	13,918	141,067
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	78,391	421,631
Qantas Airways Limited (Industrials, Airlines) †	124,797	535,957
QBE Insurance Group Limited (Financials, Insurance)	11,979	105,227
REA Group Limited (Communication services, Interactive media & services)	138	11,758
Rio Tinto Limited (Materials, Metals & mining)	16,237	1,212,167
Scentre Group (Real estate, Equity REITs)	204,899	417,930
Sonic Healthcare Limited (Health care, Health care providers & services)	17,261	381,280
South32 Limited (Materials, Metals & mining)	237,414	659,424
Stockland Corporation Limited (Real estate, Equity REITs)	97,130	253,594
The GPT Group (Real estate, Equity REITs)	93,815	289,226
Treasury Wine Estates Limited (Consumer staples, Beverages)	17,401	164,330
Vicinity Centres (Real estate, Equity REITs)	398,520	554,854
Wesfarmers Limited (Consumer discretionary, Multiline retail)	21,425	713,669
Westpac Banking Corporation (Financials, Banks)	82,102	1,333,329
Wisetech Global Limited (Information technology, Software)	7,186	287,337
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Australia: (continued)
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	42,031	$ 1,061,474
Woolworths Group Limited (Consumer staples, Food & staples retailing)	32,889	773,645
		30,889,700
Austria: 0.11%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	7,492	234,585
OMV AG (Energy, Oil, gas & consumable fuels)	673	35,717
Verbund AG (Utilities, Electric utilities)	2,456	222,326
		492,628
Belgium: 0.98%
Ageas NV (Financials, Insurance)	18,903	765,417
Anheuser-Busch InBev SA (Consumer staples, Beverages)	24,034	1,417,414
D'Ieteren Group SA (Consumer discretionary, Distributors)	596	113,509
Elia System Operator SA/NV (Utilities, Electric utilities)	768	109,431
KBC Group NV (Financials, Banks)	2,219	122,919
Proximus SA (Communication services, Diversified telecommunication services)	41,643	435,620
Solvay SA (Materials, Chemicals)	2,528	250,765
UCB SA (Health care, Pharmaceuticals)	3,923	316,651
Umicore SA (Materials, Chemicals)	19,521	704,500
Warehouses De Pauw SCA (Real estate, Equity REITs)	14,105	376,888
		4,613,114
Canada: 10.95%
Alimentation Couche-Tard Incorporated (Consumer staples, Food & staples retailing)	31,570	1,438,211
Altagas Limited (Utilities, Gas utilities)	11,600	194,634
Bank of Montreal (Financials, Banks)	19,191	1,874,374
Barrick Gold Corporation (Materials, Metals & mining)	44,900	732,673
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	86,500	606,397
Blackberry Limited TSX (Information technology, Software) †	34,100	165,284
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	40,128	1,891,921
BRP Incorporated (Consumer discretionary, Leisure products)	14,100	1,055,128
Canadian Imperial Bank of Commerce (Financials, Banks)	20,448	984,891
Canadian National Railway Company (Industrials, Road & rail)	18,537	2,379,775
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	31,300	1,868,716
Canadian Pacific Railway Limited (Industrials, Road & rail)	25,010	2,047,616
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	700	79,276
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	18,800	514,182
CCL Industries Incorporated Class B (Materials, Containers & packaging)	8,000	380,270
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	32,200	640,338
CGI Incorporated (Information technology, IT services) †	14,365	1,254,154
Constellation Software Incorporated (Information technology, Software)	728	1,173,611
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Canada: (continued)
Dollarama Incorporated (Consumer discretionary, Multiline retail)	12,700	$ 777,304
Emera Incorporated (Utilities, Electric utilities)	3,500	136,264
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	25,000	680,779
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	38,800	1,602,305
Fairfax Financial Holdings Limited (Financials, Insurance)	1,900	1,090,125
First Quantum Minerals Limited (Materials, Metals & mining)	7,500	178,307
Fortis Incorporated (Utilities, Electric utilities)	11,044	444,502
George Weston Limited (Consumer staples, Food & staples retailing)	4,400	551,002
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	27,500	796,287
Hydro One Limited (Utilities, Electric utilities) 144A	12,800	357,979
iA Financial Corporation (Financials, Insurance)	3,900	220,028
IGM Financial Incorporated (Financials, Capital markets)	6,900	200,206
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	11,700	665,651
Intact Financial Corporation (Financials, Insurance)	3,975	594,736
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	9,600	866,402
Lundin Mining Corporation (Materials, Metals & mining)	32,800	201,899
Magna International Incorporated (Consumer discretionary, Auto components)	9,627	592,800
Manulife Financial Corporation (Financials, Insurance)	63,400	1,142,015
Metro Incorporated (Consumer staples, Food & staples retailing)	11,430	657,343
National Bank of Canada (Financials, Banks)	7,508	535,437
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	15,000	424,860
Nutrien Limited (Materials, Chemicals)	22,400	1,800,293
Nuvei Corporation Subordinate Voting Shares (Information technology, IT services) 144A†	8,300	255,821
Open Text Corporation (Toronto Exchange) (Information technology, Software)	7,518	220,764
Parkland Corporation (Energy, Oil, gas & consumable fuels)	11,900	253,543
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	4,700	171,592
Quebecor Incorporated Class B (Communication services, Media)	4,500	96,982
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	15,403	1,022,897
RioCan REIT (Real estate, Equity REITs)	29,200	458,899
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	10,137	466,325
Royal Bank of Canada (Financials, Banks)	37,931	3,772,374
Saputo Incorporated (Consumer staples, Food products)	18,300	454,388
Shopify Incorporated Class A (Information technology, IT services) †	2,400	98,594
Sun Life Financial Incorporated (Financials, Insurance)	7,258	343,921
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	41,800	1,374,430
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	10,700	474,088
Teck Resources Limited Class B (Materials, Metals & mining)	18,400	682,024
TFI International Incorporated (Industrials, Road & rail)	12,700	1,378,434
The Bank of Nova Scotia (Financials, Banks)	32,508	1,696,028
The Toronto-Dominion Bank (Financials, Banks)	50,118	3,335,735
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Canada: (continued)
TMX Group Limited (Financials, Capital markets)	1,000	$ 104,851
Toromont Industries Limited (Industrials, Trading companies & distributors)	1,000	76,110
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	12,700	772,961
West Fraser Timber Company Limited (Materials, Paper & forest products)	1,600	125,155
		51,433,891
Denmark: 2.65%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	218	472,614
Carlsberg AS Class B (Consumer staples, Beverages)	3,955	499,972
Coloplast AS Class B (Health care, Health care equipment & supplies)	3,693	436,575
Danske Bank AS (Financials, Banks)	38,542	694,068
DSV Panalpina AS (Industrials, Air freight & logistics)	3,084	493,419
Genmab AS (Health care, Biotechnology) †	2,186	1,012,981
GN Store Nord AS (Health care, Health care equipment & supplies)	21,222	512,711
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	46,859	5,877,901
Orsted AS (Utilities, Electric utilities)	699	61,205
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	16,802	1,279,149
Rockwool International Class A (Industrials, Building products)	1,790	393,058
Vestas Wind System AS Class A (Industrials, Electrical equipment)	10,197	264,941
William Demant Holding AS (Health care, Health care equipment & supplies) †	15,108	431,545
		12,430,139
Finland: 0.86%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,280	118,599
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	3,573	76,804
Kone Oyj Class B (Industrials, Machinery)	4,112	205,643
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	4,476	231,036
Nokia Oyj (Information technology, Communications equipment)	123,688	609,399
Nordea Bank Abp (Financials, Banks)	73,010	767,262
Orion Oyj Class B (Health care, Pharmaceuticals)	18,230	962,491
Sampo Oyj Class A (Financials, Insurance)	9,228	467,335
Stora Enso Oyj (Materials, Paper & forest products)	8,777	129,120
UPM-Kymmene Oyj (Materials, Paper & forest products)	7,140	262,119
Wartsila Oyj Abp (Industrials, Machinery)	21,496	186,207
		4,016,015
France: 8.91%
Aeroports de Paris SA (Industrials, Transportation infrastructure) †	550	84,776
Air Liquide SA (Materials, Chemicals)	10,205	1,485,757
Amundi SA (Financials, Capital markets)	1,752	98,585
Arkema SA (Materials, Chemicals)	4,608	409,705
AXA SA (Financials, Insurance)	60,627	1,713,838
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
France: (continued)
BioMerieux Incorporated (Health care, Health care equipment & supplies)	3,353	$ 338,325
BNP Paribas SA (Financials, Banks)	30,676	1,723,746
Bolloré SA (Industrials, Air freight & logistics)	2,215	12,461
Bureau Veritas SA (Industrials, Professional services)	10,015	262,650
Capgemini SE (Information technology, IT services)	6,015	1,087,496
Carrefour SA (Consumer staples, Food & staples retailing)	40,116	686,724
Compagnie de Saint-Gobain SA (Industrials, Building products)	14,036	647,222
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	12,291	346,267
Covivio (Real estate, Equity REITs)	8,673	502,216
Credit Agricole SA (Financials, Banks)	13,593	137,484
Danone SA (Consumer staples, Food products)	8,730	458,825
Dassault Avation SA (Industrials, Aerospace & defense)	991	157,527
Dassault Systèmes SE (Information technology, Software)	20,687	771,362
Edenred Group SE (Information technology, IT services)	4,158	228,436
Eiffage SA (Industrials, Construction & engineering)	2,308	227,255
Engie SA (Utilities, Multi-utilities)	52,140	792,621
Essilor International SA (Consumer discretionary, Textiles, apparel & luxury goods)	4,932	920,983
Eurazeo SA (Financials, Diversified financial services)	5,449	343,915
Gecina SA (Real estate, Equity REITs)	3,507	343,087
Groupe Eurotunnel SE (Industrials, Transportation infrastructure)	7,355	121,544
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	523	850,020
Ipsen SA (Health care, Pharmaceuticals)	4,468	499,456
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,561	937,907
Klepierre SA (Real estate, Equity REITs)	36,900	855,056
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	444	17,803
Legrand SA (Industrials, Electrical equipment)	5,366	437,226
L'Oréal SA (Consumer staples, Personal products)	6,360	2,388,536
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,956	5,398,054
Orange SA (Communication services, Diversified telecommunication services)	72,847	740,210
Pernod-Ricard SA (Consumer staples, Beverages)	4,592	910,987
Publicis Groupe SA (Communication services, Media)	3,835	252,406
Remy Cointreau SA (Consumer staples, Beverages)	420	72,690
Renault SA (Consumer discretionary, Automobiles) †	14,896	541,983
Safran SA (Industrials, Aerospace & defense)	1,132	139,899
Sanofi SA (Health care, Pharmaceuticals)	31,435	2,839,501
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	1,382	471,681
Schneider Electric SE (Industrials, Electrical equipment)	14,538	2,146,886
Societe Generale SA (Financials, Banks)	36,926	929,391
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	5,811	556,540
Teleperformance SE (Industrials, Professional services)	592	135,143
Thales SA (Industrials, Aerospace & defense)	3,867	494,686
Total SA (Energy, Oil, gas & consumable fuels)	67,255	4,203,443
Ubisoft Entertainment SA (Communication services, Entertainment) †	14,165	394,045
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
France: (continued)
Valeo SA (Consumer discretionary, Auto components)	17,643	$ 329,829
Vinci SA (Industrials, Construction & engineering)	9,352	944,232
Wendel SA (Financials, Diversified financial services)	5,293	492,851
		41,883,268
Germany: 6.18%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,935	249,437
Allianz AG (Financials, Insurance)	9,256	1,975,799
BASF SE (Materials, Chemicals)	28,373	1,444,623
Bayer AG (Health care, Pharmaceuticals)	30,463	1,767,978
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	10,065	913,888
Bechtle AG (Information technology, IT services)	17,999	656,363
Beiersdorf AG (Consumer staples, Personal products)	2,016	219,247
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	781	106,478
Commerzbank AG (Financials, Banks) †	50,367	421,879
Continental AG (Consumer discretionary, Auto components)	5,072	306,959
Covestro AG (Materials, Chemicals)	3,367	135,314
Daimler Truck Holding AG (Industrials, Machinery) †	22,149	730,090
Deutsche Bank AG (Financials, Capital markets)	91,527	972,779
Deutsche Boerse AG (Financials, Capital markets)	4,398	808,240
Deutsche Lufthansa AG (Industrials, Airlines) †	75,095	605,421
Deutsche Post AG (Industrials, Air freight & logistics)	19,488	778,511
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	85,644	1,742,233
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	7,036	220,063
Fresenius SE & Company KGaA (Health care, Health care providers & services)	11,673	325,242
GEA Group AG (Industrials, Machinery)	4,510	184,419
Heidelbergcement AG (Materials, Construction materials)	4,935	270,580
Hellofresh SE (Consumer staples, Food & staples retailing) †	8,418	208,472
Henkel AG & Company KGaA (Consumer staples, Household products)	2,027	134,855
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	31,846	1,069,721
Kion Group AG (Industrials, Machinery)	13,194	377,423
Knorr Bremse AG (Industrials, Machinery)	2,991	170,501
LEG Immobilien AG (Real estate, Real estate management & development)	432	27,719
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	22,948	1,559,161
Merck KGaA (Health care, Pharmaceuticals)	4,604	843,522
MTU Aero Engines AG (Industrials, Aerospace & defense)	635	133,898
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,485	1,100,759
Nemetschek SE (Information technology, Software)	7,612	380,430
Rheinmetall AG (Industrials, Aerospace & defense)	5,168	1,056,210
RWE AG (Utilities, Independent power & renewable electricity producers)	17,412	766,493
SAP SE (Information technology, Software)	27,694	3,072,833
Scout24 AG (Communication services, Interactive media & services)	6,778	372,031
Siemens AG (Industrials, Industrial conglomerates)	17,859	2,476,772
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Germany: (continued)
Siemens Energy AG (Industrials, Electrical equipment)	8,687	$ 145,907
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	739	39,388
United Internet AG (Communication services, Diversified telecommunication services)	4,012	85,294
Volkswagen AG (Consumer discretionary, Automobiles)	44	8,494
Zalando SE (Consumer discretionary, Internet & direct marketing retail) †	6,072	190,982
		29,056,408
Hong Kong: 2.51%
AIA Group Limited (Financials, Insurance)	274,000	2,782,362
BOC Hong Kong (Holdings) Limited (Financials, Banks)	133,500	426,131
Budweiser Brewing Company APAC Limited (Consumer staples, Beverages) 144A	12,900	37,421
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	67,000	118,145
CK Asset Holdings Limited (Real estate, Real estate management & development)	92,190	551,803
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	157,570	915,990
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	117,500	593,818
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	74,000	449,880
Hang Lung Properties Limited (Real estate, Real estate management & development)	27,000	49,900
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	14,800	588,411
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	8,435	34,034
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	11,348	550,026
Link REIT (Real estate, Equity REITs)	36,500	246,550
MTR Corporation Limited (Industrials, Road & rail)	80,000	385,690
Power Assets Holdings Limited (Utilities, Electric utilities)	71,000	366,263
Sino Land Company (Real estate, Real estate management & development)	675,899	845,348
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	36,000	434,278
Swire Pacific Limited Class A (Real estate, Real estate management & development)	60,978	479,250
Swire Properties Limited (Real estate, Real estate management & development)	72,800	163,964
Techtronic Industries Company Limited (Industrials, Machinery)	11,500	140,187
WH Group Limited (Consumer staples, Food products) 144A	1,944,000	1,139,021
Wharf Real Estate Investment Company Limited (Real estate, Real estate management & development)	20,000	92,813
Xinyi Glass Holdings Limited (Industrials, Building products)	195,000	377,626
		11,768,911
Ireland: 0.50%
CRH plc (Materials, Construction materials)	26,339	1,058,867
DCC plc (Industrials, Industrial conglomerates)	4,213	224,352
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	2,031	305,104
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Ireland: (continued)
Kerry Group plc Class A (Consumer staples, Food products)	1,621	$ 154,088
Kingspan Group plc (Industrials, Building products)	4,286	243,299
Smurfit Kappa Group plc (Materials, Containers & packaging)	9,425	342,395
		2,328,105
Israel: 0.76%
Bank Hapoalim BM (Financials, Banks)	21,987	213,772
Bank Leumi Le-Israel (Financials, Banks)	35,499	325,419
Bezeq The Israel Telecommunication Corporation (Communication services, Diversified telecommunication services)	272,212	506,298
Check Point Software Technologies Limited (Information technology, Software) †	8,336	1,107,271
ICL Group Limited (Materials, Chemicals)	45,113	378,478
Israel Discount Bank Limited Class A (Financials, Banks)	31,392	187,989
Mizrahi Tefahot Bank Limited (Financials, Banks)	3,168	117,707
Nice Systems Limited ADR (Information technology, Software) †	1,093	211,757
Wix.com Limited (Information technology, IT services) †	3,644	329,746
ZIM Integrated Shipping Services Limited (Industrials, Marine)	10,091	212,113
		3,590,550
Italy: 1.54%
Amplifon SpA (Health care, Health care providers & services)	1,203	34,078
Assicurazioni Generali SpA (Financials, Insurance)	37,788	670,337
Enel SpA (Utilities, Electric utilities)	145,320	783,970
Eni SpA (Energy, Oil, gas & consumable fuels)	75,532	1,126,182
FinecoBank SpA (Financials, Banks)	12,904	209,583
Infrastrutture Wireless Italiane SpA (Communication services, Wireless telecommunication services)	8,235	82,134
Intesa Sanpaolo SpA (Financials, Banks)	477,559	1,060,306
Mediobanca SpA (Financials, Banks)	30,238	292,216
Poste Italiane SpA (Financials, Insurance)	19,576	192,660
Prysmian SpA (Industrials, Electrical equipment)	22,194	782,134
Snam SpA (Utilities, Gas utilities)	86,730	442,731
Terna SpA (Utilities, Electric utilities)	84,787	649,464
UniCredit SpA (Financials, Banks)	67,790	925,870
		7,251,665
Japan: 18.89%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	8,200	558,114
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	17,100	471,271
Ajinomoto Company Incorporated (Consumer staples, Food products)	7,550	239,055
Asahi Glass Company Limited (Industrials, Building products)	800	27,017
Asahi Group Holdings Limited (Consumer staples, Beverages)	16,000	513,150
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	39,200	607,977
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	4,100	126,173
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	4,600	304,798
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Bridgestone Corporation (Consumer discretionary, Auto components)	14,400	$ 543,174
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	31,000	503,477
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	35,600	832,139
Capcom Company Limited (Communication services, Entertainment)	13,300	405,272
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	21,600	202,506
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	4,400	117,175
CyberAgent Incorporated (Communication services, Media)	20,700	188,420
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	17,000	352,098
Daifuku Company Limited (Industrials, Machinery)	1,100	57,266
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	23,500	435,882
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	32,400	1,073,106
Daikin Industries Limited (Industrials, Building products)	3,866	637,584
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	5,300	591,399
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	2,100	48,361
Dentsu Incorporated (Communication services, Media)	9,800	317,350
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	1,500	450,836
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	198,200	668,883
FANUC Corporation (Industrials, Machinery)	3,000	451,083
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	900	535,175
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	14,400	596,665
Fujitsu Limited (Information technology, IT services)	10,500	1,424,790
Hakuhodo DY Holdings Incorporated (Communication services, Media)	400	3,914
Hamamatsu Photonics (Information technology, Electronic equipment, instruments & components)	3,900	205,937
Hankyu Hanshin Holdings Incorporated (Industrials, Road & rail)	6,400	200,408
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	1,400	187,373
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	10,100	238,736
Hitachi Limited (Industrials, Industrial conglomerates)	21,500	1,149,808
Honda Motor Company Limited (Consumer discretionary, Automobiles)	32,900	801,826
Hoya Corporation (Health care, Health care equipment & supplies)	12,800	1,324,546
Ibiden Company Limited (Information technology, Electronic equipment, instruments & components)	4,000	164,147
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	29,800	699,812
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	35,500	569,586
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	59,800	$ 658,974
Isuzu Motors Limited (Consumer discretionary, Automobiles)	34,400	450,745
Itochu Corporation (Industrials, Trading companies & distributors)	43,600	1,369,349
Itochu Techno-Solutions Corporation (Information technology, IT services)	24,500	603,140
Japan Post Holdings (Financials, Insurance)	61,200	479,696
Japan Post Insurance Company Limited (Financials, Insurance)	24,600	409,117
Japan Tobacco Incorporated (Consumer staples, Tobacco)	10,400	212,778
JFE Holdings Incorporated (Materials, Metals & mining)	46,700	520,996
JSR Corporation (Materials, Chemicals)	4,400	93,384
Kajima Corporation (Industrials, Construction & engineering)	53,800	608,766
Kakaku.com Incorporated (Communication services, Interactive media & services)	23,700	425,986
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	19,800	168,062
Kao Corporation (Consumer staples, Personal products)	17,100	684,384
KDDI Corporation (Communication services, Wireless telecommunication services)	57,500	1,710,313
Keisei Electric Railway Company Limited (Industrials, Road & rail)	1,900	54,432
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	4,000	1,692,527
Kintetsu Group Holdings Company Limited (Industrials, Road & rail)	4,900	175,132
Kirin Holdings Company Limited (Consumer staples, Beverages)	42,400	669,309
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	4,400	273,749
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	8,300	218,348
Koel Tecmo Holdings Company Limited (Communication services, Entertainment)	4,600	80,261
Komatsu Limited (Industrials, Machinery)	31,500	731,824
Konami Holdings Corporation (Communication services, Entertainment)	9,700	456,766
KOSE Corporation (Consumer staples, Personal products)	3,400	363,117
Kubota Corporation (Industrials, Machinery)	22,100	328,598
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	9,700	495,501
LIXIL Corporation (Industrials, Building products)	28,300	439,412
M3 Incorporated (Health care, Health care technology)	15,100	473,578
Marubeni Corporation (Industrials, Trading companies & distributors)	98,400	1,113,137
Mazda Motor Corporation (Consumer discretionary, Automobiles)	76,900	611,389
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,200	44,446
Meiji Holdings Company Limited (Consumer staples, Food products)	300	14,400
Minebea Company Limited (Industrials, Machinery)	12,000	199,241
Misumi Group Incorporated (Industrials, Machinery)	7,900	196,374
Mitsubishi Corporation (Industrials, Trading companies & distributors)	44,900	1,512,194
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	32,000	$ 320,697
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	19,000	268,291
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	30,700	1,221,947
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	270,100	1,473,001
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	111,700	532,922
Mitsui & Company Limited (Industrials, Trading companies & distributors)	51,400	1,491,819
Mitsui Chemicals Incorporated (Materials, Chemicals)	29,900	680,585
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	13,100	265,577
Mitsui OSK Lines Limited (Industrials, Marine)	17,700	438,400
Mizuho Financial Group Incorporated (Financials, Banks)	29,970	374,051
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	14,500	430,379
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	15,700	861,196
NEC Corporation (Information technology, IT services)	8,700	309,725
Nexon Company Limited (Communication services, Entertainment)	37,600	796,828
NGK Insulators Limited (Industrials, Machinery)	36,900	489,764
Nidec Corporation (Industrials, Electrical equipment)	7,300	459,700
Nintendo Company Limited (Communication services, Entertainment)	34,100	1,462,108
Nippon Express Holdings Incorporated (Industrials, Road & rail)	8,100	479,812
Nippon Steel Corporation (Materials, Metals & mining)	51,000	817,086
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	39,800	1,103,614
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	19,700	438,511
Nissan Chemical Industries Limited (Materials, Chemicals)	3,000	148,931
Nissan Motor Company Limited (Consumer discretionary, Automobiles)	11,300	40,770
Nitto Denko Corporation (Materials, Chemicals)	6,100	385,404
Nomura Holdings Incorporated (Financials, Capital markets)	121,800	444,517
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	13,700	331,847
NTT Data Corporation (Information technology, IT services)	20,267	313,540
Obayashi Corporation (Industrials, Construction & engineering)	11,700	87,470
Olympus Corporation (Health care, Health care equipment & supplies)	41,600	859,406
Omron Corporation (Information technology, Electronic equipment, instruments & components)	2,500	130,028
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	23,400	599,699
Oracle Corporation (Japan) (Information technology, Software)	4,500	266,500
ORIX Corporation (Financials, Diversified financial services)	33,900	549,253
Osaka Gas Company Limited (Utilities, Gas utilities)	20,000	309,130
Otsuka Corporation (Information technology, IT services)	23,500	790,963
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	7,600	260,447
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Panasonic Corporation (Consumer discretionary, Household durables)	1,400	$ 13,073
Persol Holdings Company Limited (Industrials, Professional services)	36,100	839,151
Recruit Holdings Company Limited (Industrials, Professional services)	38,200	1,235,970
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	18,200	178,500
Ricoh Company Limited (Information technology, Technology hardware, storage & peripherals)	44,800	355,867
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	3,800	305,031
SBI Holdings Incorporated (Financials, Capital markets)	6,900	132,372
SCSK Corporation (Information technology, IT services)	33,100	536,061
Secom Company Limited (Industrials, Commercial services & supplies)	4,400	272,030
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	7,900	124,317
Sekisui Chemical Company Limited (Consumer discretionary, Household durables)	2,300	32,530
Sekisui House Limited (Consumer discretionary, Household durables)	32,000	599,157
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	13,000	528,958
SG Holdings Company Limited (Industrials, Air freight & logistics)	17,300	269,746
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	4,300	132,158
Shimano Incorporated (Consumer discretionary, Leisure products)	200	34,547
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	8,700	1,125,826
Shionogi & Company Limited (Health care, Pharmaceuticals)	3,600	181,084
Shiseido Company Limited (Consumer staples, Personal products)	5,300	226,363
SMC Corporation (Industrials, Machinery)	1,200	547,573
SoftBank Corporation (Communication services, Wireless telecommunication services)	15,900	172,986
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	6,500	284,820
Sompo Holdings Incorporated (Financials, Insurance)	8,900	392,570
Sony Corporation (Consumer discretionary, Household durables)	25,200	2,087,571
Square Enix Company Limited (Communication services, Entertainment)	14,600	659,254
Subaru Corporation (Consumer discretionary, Automobiles)	7,000	119,895
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	14,833	221,924
Sumitomo Chemical Company Limited (Materials, Chemicals)	17,400	63,438
Sumitomo Corporation (Industrials, Trading companies & distributors)	60,900	998,411
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	5,000	58,716
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	6,700	225,982
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	24,900	845,124
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	1,400	$ 44,899
Suntory Beverage & Food Limited (Consumer staples, Beverages)	14,600	497,536
Sysmex Corporation (Health care, Health care equipment & supplies)	3,400	208,883
Taisei Corporation (Industrials, Construction & engineering)	15,600	474,227
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	35,200	1,034,993
TDK Corporation (Information technology, Electronic equipment, instruments & components)	17,000	612,771
Terumo Corporation (Health care, Health care equipment & supplies)	6,800	202,094
TIS Incorporated (Information technology, Software)	24,300	695,124
Tobu Railway Company Limited (Industrials, Road & rail)	17,900	432,132
Toho Company Limited Tokyo (Communication services, Entertainment)	5,400	209,269
Tokio Marine Holdings Incorporated (Financials, Insurance)	59,700	1,231,537
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	5,600	1,900,480
Tokyo Gas Company Limited (Utilities, Gas utilities)	22,200	408,369
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	28,600	445,478
Toray Industries Incorporated (Materials, Chemicals)	36,600	197,051
Toshiba Corporation (Industrials, Industrial conglomerates)	12,400	422,905
Tosoh Corporation (Materials, Chemicals)	43,900	521,226
Toyota Motor Corporation (Consumer discretionary, Automobiles)	228,600	3,365,380
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	10,000	386,028
Trend Micro Incorporated (Information technology, Software)	17,700	888,185
Unicharm Corporation (Consumer staples, Household products)	8,700	323,593
USS Company Limited (Consumer discretionary, Specialty retail)	38,600	648,738
Yakult Honsha Company Limited (Consumer staples, Food products)	9,800	625,442
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	10,900	273,042
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	2,600	43,656
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	8,400	158,421
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	43,800	1,105,803
		88,757,899
Luxembourg: 0.32%
ArcelorMittal SA (Materials, Metals & mining)	30,191	827,810
Eurofins Scientific SE (Health care, Life sciences tools & services)	8,649	600,377
Tenaris SA (Energy, Energy equipment & services)	3,047	52,894
		1,481,081
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Netherlands: 5.35%
Adyen NV (Information technology, IT services) †	351	$ 552,937
Aegon NV (Financials, Insurance)	111,505	546,649
Airbus SE (Industrials, Aerospace & defense)	16,104	1,848,667
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	1,819	504,392
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	10,391	6,343,910
CNH Industrial NV (Industrials, Machinery)	26,285	423,632
Exor NV (Financials, Diversified financial services)	17,179	1,342,165
Exor NV (Consumer discretionary, Diversified consumer services) †	13,037	1,023,404
Ferrari NV Holding Company (Consumer discretionary, Automobiles)	225	50,220
Heineken Holding NV (Consumer staples, Beverages)	2,585	195,705
Heineken NV (Consumer staples, Beverages)	5,952	551,237
ING Groep NV (Financials, Banks)	109,253	1,324,891
JDE Peet's NV (Consumer staples, Food products)	8,838	273,776
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	29,961	873,126
Koninklijke DSM NV (Materials, Chemicals)	1,392	180,547
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	177,188	545,083
Koninklijke Philips NV (Health care, Health care equipment & supplies)	15,629	234,194
NN Group NV (Financials, Insurance)	18,992	811,651
OCI NV (Materials, Chemicals)	24,792	1,049,545
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	35,929	2,351,148
Qiagen NV (Health care, Life sciences tools & services) †	4,925	245,882
Randstad Holdings NV (Industrials, Professional services)	14,057	814,229
Stellantis NV (Consumer discretionary, Automobiles)	87,636	1,382,498
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	13,376	517,744
Universal Music Group NV (Communication services, Entertainment)	17,297	411,336
Wolters Kluwer NV (Communication services, Media)	6,652	733,119
		25,131,687
New Zealand: 0.21%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	67,860	345,843
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	36,719	113,968
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	160,855	524,405
		984,216
Norway: 0.74%
Aker BP ASA (Energy, Oil, gas & consumable fuels)	5,081	176,769
DNB Bank ASA (Financials, Banks)	6,346	123,913
Equinor ASA (Energy, Oil, gas & consumable fuels)	34,218	1,317,763
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	12,821	531,722
Mowi ASA (Consumer staples, Food products)	15,332	240,266
Norsk Hydro ASA (Materials, Metals & mining)	54,617	411,272
Orkla ASA (Consumer staples, Food products)	12,979	92,545
Salmar ASA (Consumer staples, Food products)	1,808	63,731
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Norway: (continued)
Telenor ASA (Communication services, Diversified telecommunication services)	1,753	$ 17,008
Yara International ASA (Materials, Chemicals)	10,973	506,760
		3,481,749
Portugal: 0.14%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	19,727	243,070
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	18,013	401,898
		644,968
Singapore: 1.55%
Ascendas REIT (Real estate, Equity REITs)	46,400	95,618
CapitaLand Investments Limited (Real estate, Real estate management & development)	212,000	575,756
CapitaLand Mall Trust (Real estate, Equity REITs)	10,000	15,338
City Developments Limited (Real estate, Real estate management & development)	75,700	465,071
DBS Group Holdings Limited (Financials, Banks)	51,413	1,340,786
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	340,524	222,251
Keppel Corporation Limited (Industrials, Industrial conglomerates)	120,400	672,016
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	103,496	953,889
Singapore Exchange Limited (Financials, Capital markets)	48,600	325,299
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	8,600	21,811
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	227,600	457,572
United Overseas Bank Limited (Financials, Banks)	36,086	832,051
UOL Group Limited (Real estate, Real estate management & development)	30,473	150,276
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	65,200	837,122
Wilmar International Limited (Consumer staples, Food products)	110,885	336,373
		7,301,229
Spain: 2.39%
Acciona SA (Utilities, Electric utilities)	976	190,911
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	18,314	519,796
Aena SA (Industrials, Transportation infrastructure) †	1,823	235,228
Amadeus IT Holding SA Class A (Information technology, IT services) †	3,415	184,641
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	312,550	1,841,870
Banco Santander Central Hispano SA (Financials, Banks)	601,552	1,794,931
CaixaBank SA (Financials, Banks)	59,678	221,872
EDP Renováveis SA (Utilities, Independent power & renewable electricity producers)	6,428	149,529
Enagás SA (Utilities, Gas utilities)	2,657	47,992
Grifols SA (Health care, Biotechnology) †	64,989	696,290
Iberdrola SA (Utilities, Electric utilities)	143,287	1,618,773
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Spain: (continued)
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	29,225	$ 762,883
Naturgy Energy Group SA (Utilities, Gas utilities)	12,100	340,206
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	21,549	377,289
Repsol SA (Energy, Oil, gas & consumable fuels)	77,764	1,200,701
Telefónica SA (Communication services, Diversified telecommunication services)	284,967	1,063,690
		11,246,602
Sweden: 3.04%
Alfa Laval AB (Industrials, Machinery)	7,885	227,041
Assa Abloy AB Class B (Industrials, Building products)	20,544	471,061
Atlas Copco AB Class A (Industrials, Machinery)	68,399	852,587
Atlas Copco AB Class B (Industrials, Machinery)	31,796	360,987
Boliden AB (Materials, Metals & mining)	13,833	522,518
Electrolux AB (Consumer discretionary, Household durables)	6,065	86,740
Epiroc AB Class A (Industrials, Machinery)	22,957	442,060
Epiroc AB Class B (Industrials, Machinery)	15,876	265,238
EQT AB (Financials, Capital markets)	8,417	193,195
Ericsson LM Class B (Information technology, Communications equipment)	81,017	511,352
Essity Aktiebolag AB (Consumer staples, Household products)	8,862	217,002
Evolution Gaming Group AB (Consumer discretionary, Hotels, restaurants & leisure) 144A	5,401	556,324
Fastighets AB (Real estate, Real estate management & development) †	121,446	545,961
Getinge AB Class B (Health care, Health care equipment & supplies)	28,859	674,501
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	24,361	273,145
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	14,940	170,844
Husqvarna AB Class B (Industrials, Machinery)	64,151	503,627
Indutrade AB (Industrials, Machinery)	10,482	225,783
Investor AB (Financials, Diversified financial services)	32,678	608,165
Investor AB Class A (Financials, Diversified financial services)	775	14,922
Kinnevik AB (Financials, Diversified financial services) †	61,183	943,129
Nibe Industrier AB (Industrials, Building products)	1,258	11,877
Sagax AB Class B (Real estate, Real estate management & development)	11,538	256,550
Sandvik AB (Industrials, Machinery)	23,269	427,491
Securitas AB Class B (Industrials, Commercial services & supplies)	87,868	720,769
Skanska AB Class B (Industrials, Construction & engineering)	1,783	29,026
SKF AB Class B (Industrials, Machinery)	33,459	557,120
Svenska Handelsbanken AB Class A (Financials, Banks)	11,021	111,950
Swedbank AB Class A (Financials, Banks)	11,583	188,494
Swedish Orphan Biovitrum AB (Health care, Biotechnology) †	31,365	678,556
Tele2 AB Class B (Communication services, Wireless telecommunication services)	81,259	721,846
Telia Company AB (Communication services, Diversified telecommunication services)	61,485	168,021
Volvo AB Class A (Industrials, Machinery)	18,897	359,890
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Sweden: (continued)
Volvo AB Class B (Industrials, Machinery)	64,173	$ 1,178,962
Volvo Car AB Series B (Consumer discretionary, Automobiles) †	43,372	217,334
		14,294,068
Switzerland: 8.83%
ABB Limited (Industrials, Electrical equipment)	65,720	2,065,460
Adecco SA (Industrials, Professional services)	15,180	516,069
Alcon Incorporated (Health care, Health care equipment & supplies)	10,813	745,661
Baloise Holding AG (Financials, Insurance)	1,012	153,057
Barry Callebaut AG (Consumer staples, Food products)	12	24,509
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	11	115,713
Clariant AG (Materials, Chemicals)	14,619	237,556
Coca-Cola HBC AG (Consumer staples, Beverages)	6,406	156,697
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	13,250	1,756,526
Credit Suisse Group AG (Financials, Capital markets)	166	508
EMS-Chemie Holdings AG (Materials, Chemicals)	47	32,747
Geberit AG (Industrials, Building products)	711	340,820
Givaudan SA (Materials, Chemicals)	51	172,414
Julius Bär Gruppe AG (Financials, Capital markets)	8,857	510,184
LafargeHolcim Limited (Materials, Construction materials)	13,517	706,125
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	687	41,651
Lonza Group AG (Health care, Life sciences tools & services)	1,933	1,016,936
Nestle SA (Consumer staples, Food products)	74,903	8,915,220
Novartis AG (Health care, Pharmaceuticals)	65,710	5,845,203
Partners Group Holding AG (Financials, Capital markets)	780	777,168
Roche Holding AG (Health care, Pharmaceuticals)	19,645	6,416,526
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	2,251	904,259
Schindler Holding AG (Industrials, Machinery)	175	31,510
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	1,413	267,864
SGS SA (Industrials, Professional services)	199	467,545
Sika AG (Materials, Chemicals)	2,424	619,479
Sonova Holding AG (Health care, Health care equipment & supplies)	3,171	823,380
Straumann Holding AG (Health care, Health care equipment & supplies)	2,705	315,704
Swiss Life Holding AG (Financials, Insurance)	963	514,804
Swiss Prime Site AG (Real estate, Real estate management & development)	631	52,641
Swiss Reinsurance AG (Financials, Insurance)	11,157	999,967
Swisscom AG (Communication services, Diversified telecommunication services)	595	320,861
Temenos AG (Information technology, Software)	4,715	290,553
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,440	652,912
The Swatch Group AG (Registered Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	1,581	76,453
UBS Group AG (Financials, Capital markets)	121,059	2,233,862
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Switzerland: (continued)
VAT Group AG (Industrials, Machinery)	754	$ 211,327
Zurich Insurance Group AG (Financials, Insurance)	4,513	2,168,200
		41,498,071
United Kingdom: 13.38%
3i Group plc (Financials, Capital markets)	73,614	1,209,512
Aberdeen plc (Financials, Capital markets)	107,489	254,749
Anglo American plc (Materials, Metals & mining)	37,600	1,563,225
Ashtead Group plc (Industrials, Trading companies & distributors)	3,452	210,692
Associated British Foods plc (Consumer staples, Food products)	7,259	139,218
AstraZeneca plc (Health care, Pharmaceuticals)	34,735	4,701,058
Auto Trader Group plc (Communication services, Interactive media & services) 144A	185,538	1,280,826
Aviva plc (Financials, Insurance)	53,403	288,337
BAE Systems plc (Industrials, Aerospace & defense)	138,296	1,369,647
Barclays plc (Financials, Banks)	528,828	1,034,426
Barratt Developments plc (Consumer discretionary, Household durables)	48,489	234,482
Berkeley Group Holdings (Consumer discretionary, Household durables)	2,553	118,392
BP plc (Energy, Oil, gas & consumable fuels)	432,886	2,585,080
British American Tobacco plc (Consumer staples, Tobacco)	52,840	2,166,546
BT Group plc (Communication services, Diversified telecommunication services)	483,910	712,079
Bunzl plc (Industrials, Trading companies & distributors)	5,407	199,967
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	17,659	466,724
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	69,926	1,594,168
Diageo plc (Consumer staples, Beverages)	57,668	2,663,224
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	12,559	215,007
Experian Group Limited plc (Industrials, Professional services)	13,969	494,241
Ferguson plc (Industrials, Trading companies & distributors)	5,888	667,528
Glencore plc (Materials, Metals & mining)	331,642	2,263,164
GSK plc (Health care, Pharmaceuticals)	105,186	1,788,589
Haleon plc (Consumer staples, Personal products) †	47,749	165,949
Halma plc (Information technology, Electronic equipment, instruments & components)	5,012	132,950
Hargreaves Lansdown plc (Financials, Capital markets)	69,439	715,464
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	18,082	331,376
HSBC Holdings plc (Financials, Banks)	597,856	3,662,909
Imperial Tobacco Group plc (Consumer staples, Tobacco)	29,970	770,860
Intercontinental Hotels Group plc (Consumer discretionary, Hotels, restaurants & leisure)	9,487	552,174
Intertek Group plc (Industrials, Professional services)	560	27,457
Johnson Matthey plc (Materials, Chemicals)	37,146	942,960
Kingfisher plc (Consumer discretionary, Specialty retail)	203,103	593,954
Land Securities Group plc (Real estate, Equity REITs)	66,383	495,309
Legal & General Group plc (Financials, Insurance)	63,229	193,961
Lloyds Banking Group plc (Financials, Banks)	1,583,034	903,299
London Stock Exchange Group plc (Financials, Capital markets)	3,873	387,825
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Melrose Industries plc (Industrials, Industrial conglomerates)	70,760	$ 114,472
National Grid plc (Utilities, Multi-utilities)	84,188	1,035,604
NatWest Group plc (Financials, Banks)	240,738	765,622
Next plc (Consumer discretionary, Multiline retail)	3,462	247,419
NMC Health plc (Health care, Health care providers & services) †	7,509	150
Pearson plc (Communication services, Media)	31,556	380,805
Persimmon plc (Consumer discretionary, Household durables)	20,288	314,238
Prudential plc (Financials, Insurance)	57,276	681,297
Reckitt Benckiser Group plc (Consumer staples, Household products)	21,633	1,552,460
RELX plc (Industrials, Professional services)	41,796	1,171,999
Rio Tinto plc (Materials, Metals & mining)	32,898	2,214,650
Schroders plc (Financials, Capital markets)	16,727	90,286
Segro plc (Real estate, Equity REITs)	26,819	259,536
Severn Trent plc (Utilities, Water utilities)	3,439	113,185
Shell plc (Energy, Oil, gas & consumable fuels)	202,066	5,913,623
Smith & Nephew plc (Health care, Health care equipment & supplies)	37,685	496,733
SSE plc (Utilities, Electric utilities)	33,738	699,745
Standard Chartered plc (Financials, Banks)	116,382	866,934
Taylor Wimpey plc (Consumer discretionary, Household durables)	233,183	293,911
Tesco plc (Consumer staples, Food & staples retailing)	167,105	460,416
The British Land Company plc (Real estate, Equity REITs)	125,849	603,498
The Sage Group plc (Information technology, Software)	101,439	983,905
Unilever plc (London Exchange) (Consumer staples, Personal products)	72,397	3,619,931
United Utilities Group plc (Utilities, Water utilities)	20,400	253,040
Vodafone Group plc (Communication services, Wireless telecommunication services)	1,163,587	1,288,860
WPP plc (Communication services, Media)	33,582	352,936
		62,872,583
Total Common stocks (Cost $412,886,564)		457,448,547

	Dividend yield
Preferred stocks: 0.43%
Germany: 0.43%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6.95%	1,798	156,020
Henkel AG & Company KGaA (Consumer staples, Household products)	2.82	5,223	373,582
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	4.34	180	11,064
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.37	1,224	460,171
Volkswagen AG ADR (Consumer discretionary, Automobiles)	5.33	6,920	1,022,158
Total Preferred stocks (Cost $2,072,623)			2,022,995

See accompanying notes to portfolio of investments

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Portfolio of investments—November 30, 2022 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Switzerland: 0.00%
Credit Suisse Group AG (Financials, Capital markets) †	12-7-2022	166	$ 15
Total Rights (Cost $0)			15

		Yield
Short-term investments: 1.26%
Investment companies: 1.26%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	5,928,810	5,928,810
Total Short-term investments (Cost $5,928,810)				5,928,810
Total investments in securities (Cost $420,887,997)	99.05%			465,400,367
Other assets and liabilities, net	0.95			4,440,274
Total net assets	100.00%			$469,840,641

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,971,045	$222,152,447	$(224,194,682)	$0	$0	$5,928,810	5,928,810	$150,045
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	75	12-16-2022	$7,194,861	$7,424,250	$229,389	$0
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Factor Enhanced International Equity Portfolio  |  21

Notes to portfolio of investments—November 30, 2022 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$30,889,700	$0	$30,889,700
Austria	0	492,628	0	492,628
Belgium	0	4,613,114	0	4,613,114
Canada	51,433,891	0	0	51,433,891
Denmark	0	12,430,139	0	12,430,139
Finland	0	4,016,015	0	4,016,015
France	0	41,883,268	0	41,883,268
Germany	0	29,056,408	0	29,056,408
Hong Kong	0	11,768,911	0	11,768,911
Ireland	0	2,328,105	0	2,328,105
Israel	1,649,130	1,941,420	0	3,590,550
Italy	0	7,251,665	0	7,251,665
Japan	0	88,757,899	0	88,757,899
Luxembourg	0	1,481,081	0	1,481,081
Netherlands	1,342,165	23,789,522	0	25,131,687
New Zealand	0	984,216	0	984,216
Norway	0	3,481,749	0	3,481,749
Portugal	0	644,968	0	644,968
Singapore	0	7,301,229	0	7,301,229
Spain	0	11,246,602	0	11,246,602
Sweden	0	14,294,068	0	14,294,068
Switzerland	0	41,498,071	0	41,498,071
United Kingdom	0	62,872,583	0	62,872,583
Preferred stocks
Germany	0	2,022,995	0	2,022,995
Rights
Switzerland	0	15	0	15
Short-term investments
Investment companies	5,928,810	0	0	5,928,810
	60,353,996	405,046,371	0	465,400,367
Futures contracts	229,389	0	0	229,389
Total assets	$60,583,385	$405,046,371	$0	$465,629,756
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $1,385,231 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced International Equity Portfolio  |  23